RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
IRRF	R$ 518,797	R$ 729,591
PIS/COFINS recoverable	191,934	38,571
Social Contribution		29,365
ICMS recoverable	30,290	6,540
Others	14,885	29,893
Taxes to be recovered	755,906	833,960
Non-current assets:
Income Tax/Social Contribution	180,193	186,791
PIS/COFINS recoverable	183,772	180,903
IR/CS	64,706	39,694
Others	20,587	22,657
Taxes to be recovered	449,258	430,045
Total	R$ 1,205,164	R$ 1,264,005